Equity-accounted investees (Details 1) - USD ($) $ in Thousands			12 Months Ended
		Jan. 02, 2017	Dec. 31, 2017	Dec. 31, 2016
Abu Dhabi Fertilizer Industries WWL [Member]
Equity-accounted investees [Line Items]
Description of the nature of the relationship			Distribution and commercialization of specialty plant nutrients in the Middle East.
Domicile			PO Box 71871, Abu Dhabi
Country of incorporation			United Arab Emirates
Share of ownership in associates			37.00%
Dividends received			$ 0	$ 0
Doktor Tarsa Tarim Sanayi AS [Member]
Equity-accounted investees [Line Items]
Description of the nature of the relationship			Distribution and commercialization of specialty plant nutrients in Turkey.
Domicile			Organize Sanayi Bolgesi, Ikinci Kisim, 22 cadde TR07100 Antalya
Country of incorporation			Turkey
Share of ownership in associates			50.00%
Dividends received			$ 0	0
Ajay North America [Member]
Equity-accounted investees [Line Items]
Description of the nature of the relationship			Production and distribution of iodine derivatives.
Domicile			1400 Industry RD Power Springs GA 30129
Country of incorporation			United States
Share of ownership in associates			49.00%
Dividends received			$ 1,123	2,605
Ajay Europe SARL [Member]
Equity-accounted investees [Line Items]
Description of the nature of the relationship			Production and commercialization of iodine derivatives.
Domicile			Z.I. du Grand Verger BP 227 53602 Evron Cedex
Country of incorporation			France
Share of ownership in associates			50.00%
Dividends received			$ 968	1,338
SQM Eastmed Turkey [Member]
Equity-accounted investees [Line Items]
Description of the nature of the relationship			Production and commercialization of specialty products.
Domicile			Organize Sanayi Bolgesi, Ikinci Kisim, 22 cadde TR07100 Antalya
Country of incorporation			Turkey
Share of ownership in associates			50.00%
Dividends received			$ 0	0
Charlee SQM Thailand Co. Ltd. [Member]
Equity-accounted investees [Line Items]
Description of the nature of the relationship			Distribution and commercialization of specialty plant nutrients.
Domicile			31 Soi 138 (Meesuk) LLapdrawrd, Bangkapi, 10240 Bangkok
Country of incorporation			Thailand
Share of ownership in associates			40.00%
Dividends received			$ 0	0
Terra Tarsa B.V.. [Member] | Related Party of Doktor Tarsa Tarim Sanayi AS [Member]
Equity-accounted investees [Line Items]
Description of the nature of the relationship	[1]		Distribution and trading of specialty plant nutrients.
Domicile	[1]		Herikerbergweg 238, Luna Arena, 1101CM Amsterdam PO Box 23393, 1100DW Amsterdam Zuidoost
Country of incorporation	[1]		Holland
Share of ownership in associates	[1]		50.00%
Dividends received	[1]	$ 0	$ 0
Plantacote N.V [Member] | Related Party of Doktor Tarsa Tarim Sanayi AS [Member]
Equity-accounted investees [Line Items]
Description of the nature of the relationship	[1]		Sale of CRF and production and sales of WSNPK
Domicile	[1]		Houtdok-Noordkaai 25a, 2030 Antwerpen, Belgium
Country of incorporation	[1]		Belgium
Share of ownership in associates	[1]		100.00%
Dividends received	[1]	0	$ 0
Doktolab Tarim Arastima San. Tic As [Member] | Related Party of Doktor Tarsa Tarim Sanayi AS [Member]
Equity-accounted investees [Line Items]
Description of the nature of the relationship	[1]		Laboratory services
Domicile	[1]		27. Cd. No:2, 07190 Aosb 2. Kisim/Dösemealti, Antalya, Turkey
Country of incorporation	[1]		Turkey
Share of ownership in associates	[1]		100.00%
Dividends received	[1]	0	$ 0
Terra Tarsa Ukraine LLC [Member] | Related Party of Terra Tarsa B.V [Member]
Equity-accounted investees [Line Items]
Description of the nature of the relationship	[2]		Distribution and trading of specialty plant nutrients.
Domicile	[2]		74800 Ukraine, Kakhovka, 4 Yuzhnaya Str.
Country of incorporation	[2]		Ukraine
Share of ownership in associates	[2]		100.00%
Dividends received	[2]	0	$ 0
Terra Tarsa Don LLC [Member] | Related Party of Terra Tarsa B.V [Member]
Equity-accounted investees [Line Items]
Description of the nature of the relationship	[2]		Distribution and sale of specialty fertilizers
Domicile	[2]		Zorge Street, house 17, 344090, Rostov-on-Don
Country of incorporation	[2]		Russian Federation
Share of ownership in associates	[2]		100.00%
Dividends received	[2]	$ 0	$ 0
Kore Potash Ltd. [Member]
Equity-accounted investees [Line Items]
Description of the nature of the relationship			Prospecting, exploration and mining development.
Domicile			L 3 88 William St Perth, was 6000
Country of incorporation			Australia
Share of ownership in associates			18.02%
Dividends received			$ 0	$ 0

[1]	Doktor Tarsa Tarim Sanayi AS
[2]	Terra Tarsa B.V.